Inventories	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventories
	2012	2011
	$	$

Short-term:

Metals in process	267	189
Gold on hand (doré/bullion)	91	94
Ore stockpiles	512	454
Uranium oxide and sulfuric acid	11	24
Supplies	412	296
	1,293	1,057
Less: Materials on the leach pad(1)	(128)	(98)
	1,165	959
(1) Short-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Long-term:

Metals in process		445	393
Ore stockpiles(2)		180	31
		625	424
Less: Materials on the leach pad(3)		(445)	(393)
		180	31
(2)	Includes long-term ore stockpiles of First Uranium (Pty) Limited acquired on July 20, 2012.
(3)	Long-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

The aggregate write-down of inventory to reduce the carrying value to net realizable value for the years ended December 31 were as follows:

	2012	2011	2010
	$	$	$

Inventory write-downs (included in production costs)	5	4	21